Advances to Suppliers, Net (Tables)	6 Months Ended
Dec. 31, 2024
Advances to Suppliers, Net [Abstract]
Schedule of Advances to Suppliers, Net

Advances to suppliers, net consisted of the following:

	December 31, 2024	June 30, 2024
	(Unaudited)	(Audited)
Advances to suppliers	$3,736,795	$2,084,014
Less: allowance for doubtful accounts	-	(13,681)
Advances to suppliers, net	$3,736,795	$2,070,333

Schedule of Allowance for Doubtful Accounts

Allowance for doubtful accounts movement is as follows:

	For the six months ended December 31,	For the six months ended December 31,
	2024	2023
Beginning balance	$13,681	$-
Provision	-	-
Reduction	(13,681)	-
Ending balance	$-	$-